Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	$ 1,095	$ (2,317)	$ (2,794)	$ (5,467)
Net earnings (loss) attributable to common shareholders, Discontinued operations	442	3,912	(564)	2,440
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,537	1,595	(3,358)	(3,027)
Preferred C dividend	469	0	0	0
Derivative Liability change in fair market value	(2,137)	0	0	0
Total continuing operations	(573)	(2,317)	(2,794)	(5,467)
Net earnings (loss) attributable to common shareholders - total diluted	$ (131)	$ 1,595	$ (3,358)	$ (3,027)
Weighted average number of common shares - basic	2,889,147	2,884,356	2,888,386	2,884,080
Weighted average number of common shares - diluted	6,639,350	2,884,356	2,888,386	2,884,080
Net earnings (loss) from continuing operations - basic	$ 0.38	$ (0.81)	$ (0.97)	$ (1.90)
Net earnings (loss) from discontinued operations - diluted	$ 0.15	$ 1.36	$ (0.19)	$ 0.85
Total - Basic EPS	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
Net earnings (loss) from continuing operations - Diluted	$ (0.09)	$ (0.81)	$ (0.97)	$ (1.90)
Net earnings (loss) from discontinued operations - Diluted	$ 0.07	$ 1.36	$ (0.19)	$ 0.85
Total - Diluted EPS	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)